As filed with the Securities and Exchange Commission on October 9, 2025

Securities Act File No. 333-267188

Investment Company Act File No. 811-23823

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☑  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐   Pre-Effective Amendment No.__

☑   Post-Effective Amendment No. 101

AND/OR

☑   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☑   Amendment No. 104

TEMA ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

Brookfield Place

200 Vesey Street, Suite 24106
New York, New York 10281

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 302.499.4928 ext. 801

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Matthew Keeling

Tema ETFs LLC

Brookfield Place

200 Vesey Street, Suite 24106
New York, New York 10281

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☑ On November 7, 2025 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Parts A, B and C filed in Post-Effective Amendment No. 25 to the Registration Statement of Tema ETF Trust on behalf of Tema Longevity Protection 1951 ETF, Tema Longevity Protection 1952 ETF, Tema Longevity Protection 1953 ETF, Tema Longevity Protection 1954 ETF, and Tema Longevity Protection 1955 ETF (the “Tema Longevity Protection ETFs”) as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on November 25, 2024 (Accession Number 0001839882-24-041107, are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until November 7, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the in the City of London, United Kingdom, on the 9th day of October 2025.

Tema ETF Trust

By:	/s/ Matthew Keeling
Name:	Matthew Keeling
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

	Signature	Title	Date

	/s/ Matthew Keeling	President and Trustee	October 9, 2025
Matthew Keeling

	*	Trustee	October 9, 2025
Richard Keary

	*	Trustee	October 9, 2025
John Jacobs

	*	Trustee	October 9, 2025
Robert Sherry

	/s/ Josh Hunter	Treasurer and Principal Financial Officer	October 9, 2025
Josh Hunter

By:	/s/ Matthew Keeling
Matthew Keeling

*	Attorney-In-Fact – Pursuant to Power of Attorney Previously Filed dated April 21, 2023 for Messrs. Jacobs, Keary and Sherry, and filed with Registrant’s registration statement on Form N-1A dated May 24, 2022 and herein incorporated by reference.